Directors and employees - Employee compensation (Details) - GBP (£)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure Directors And Employees [Abstract]
Wages and salaries	£ 8,268,000	£ 7,493,000	£ 5,932,000
Social security costs	844,000	643,000	434,000
Other pension costs	390,000	350,000	332,000
Share-based payment	4,743,000	1,607,000	1,379,000
Employee benefits expense	14,245,000	10,093,000	£ 8,077,000
Termination benefits expense	£ 200,000	£ 0